Summary of Net Properties and Equipment (Parenthetical) (Detail) - Other Property Plant and Equipment - Vehicle	Dec. 31, 2017	Mar. 31, 2017
Property, Plant and Equipment [Line Items]
Number of remotely operated vehicles		8
Number of remotely operated vehicles sold	8